Schedule of Ownership and Operation of Tanker Vessels (Details) - Vessels [Member] Integer in Thousands	6 Months Ended
Jun. 30, 2023 Integer
Seventhone Corp [Member]
Property, Plant and Equipment [Line Items]
Entity incorporation date of incorporation	May 31, 2011
Vessel	Pyxis Theta
DWT	51,795
Year built	2013
Acquisition date	Sep. 16, 2013
Eighthone Corp [Member]
Property, Plant and Equipment [Line Items]
Entity incorporation date of incorporation	Feb. 08, 2013
Vessel	Pyxis Epsilon
DWT	50,295
Year built	2015
Acquisition date	Jan. 14, 2015
Tenthone Corp [Member]
Property, Plant and Equipment [Line Items]
Entity incorporation date of incorporation	Apr. 22, 2021
Vessel	Pyxis Karteria
DWT	46,652
Year built	2013
Acquisition date	Jul. 15, 2021
Eleventhone Corp [Member]
Property, Plant and Equipment [Line Items]
Entity incorporation date of incorporation	Nov. 09, 2021
Vessel	Pyxis Lamda
DWT	50,145
Year built	2017
Acquisition date	Dec. 20, 2021